Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	155 Months Ended	238 Months Ended	336 Months Ended	348 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000018122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000018124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admin Class
C000125493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000018122
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	2.59%	3.92%				7.62%
Without Sales Load [Member] | C000018123
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%	2.34%	3.66%				7.34%
Without Sales Load [Member] | C000018124
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	2.11%	3.42%			6.97%
Without Sales Load [Member] | C000125493
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	2.64%	3.99%	3.20%
Without Sales Load [Member] | C000018133
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%	1.24%	3.48%		6.89%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%				0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%				0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%	0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%		0.00%